Loans and borrowings - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 10, 2025	Dec. 31, 2025	Dec. 31, 2024
Convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
Convertible notes, initial conversion price (in USD per share)	$ 6.55
Covenant, total number of trading days of share sale price stability upon redemption	30 days
Transaction costs	$ 22
Convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Share sale price, as a percentage in relation to conversion price	130.00%
Covenant, number of trading days of share sale price stability upon redemption	20 days
Motor vehicles held for leasing
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment, pledged as security		$ 570	$ 360